FORM D

The Company
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response.. 1

03056777

JOINT FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Unit Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
UBIQUITEL INC.

110867

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
One West Elm Street, Suite 400	Conshohocken, PA 19428	(610) 832-3300
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code) N/A	Telephone Number (Including Area Code) N/A

Brief Description of Business
See Preamble hereto.

PROCESSED
APR 25 2003
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 09 Year 9 9 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: FIVE (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. SEC 1972 (2-99)

FORM D

Operating Company

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response. . 1

JOINT FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Unit Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

2. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
UBIQUITEL OPERATING COMPANY

Address of Executive Offices One West Elm Street, Suite 400	(Number and Street, City, State, Zip Code) Conshohocken, PA 19428	Telephone Number (Including Area Code) (610) 832-3300
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code) N/A	Telephone Number (Including Area Code) N/A

Brief Description of Business

See Preamble hereto.

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 2 Year 0 0 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: FIVE (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1972 (2-99)

FORM D

VIA Holding
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response. . 1

JOINT FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Unit Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

2. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
VIA Holding Inc.

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
One West Elm Street, Suite 400	Conshohocken, PA 19428	(610) 832-3300
Address of Principal Business Operations	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
6781 North Palm	Fresno, CA 93704	

Brief Description of Business
See Preamble hereto.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 8 4 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C A

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: FIVE (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (2-99)

FORM D

VIA Wireless

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response. . 1

JOINT FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Unit Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

2. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
VIA Wireless LLC

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
One West Elm Street, Suite 400	Conshohocken, PA 19428	(610) 832-3300
Address of Principal Business Operations	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
6781 North Palm	Fresno, CA 93704	

Brief Description of Business
See Preamble hereto.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify)*:
☐ business trust ☐ limited partnership, to be formed *limited liability company

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 9 9 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C A

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: FIVE (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

FORM D

VIA Building
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response. . 1

JOINT FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Unit Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

2. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
VIA Building, LLC

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
One West Elm Street, Suite 400	Conshohocken, PA 19428	(610) 832-3300
Address of Principal Business Operations	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
6781 North Palm	Fresno, CA 93704	

Brief Description of Business
See Preamble hereto.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify)*:
☐ business trust ☐ limited partnership, to be formed *limited liability company

Actual or Estimated Date of Incorporation or Organization: Month 12 Year 9 8 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) N V

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: FIVE (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

The Company

A. BASIC IDENTIFICATION DATA

3. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officers and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Harris, Donald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Russell, Dean E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Volk, James J.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knese, Patricia E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Toll, Bruce E.

Business or Residence Address (Number and Street, City, State, Zip Code)

3103 Philmont Avenue, Huntingdon, PA 19006

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lucas, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CBT Wireless Investments, L.L.C., 1733 H Street, #330-141, Blaine, WA 98230

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Walter, Joseph N.

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

The Company

A. BASIC IDENTIFICATION DATA

516 36th Avenue East, Seattle, WA 98122

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Trkla, Eve M.

Business or Residence Address (Number and Street, City, State, Zip Code)

55 Tozer Road, Beverly, MA 01915

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Boos, Matthew J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o The Ponderosa Telephone Co., 47034 Road 201, P.O. Box 21, O'Neals, CA 93645

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Berlacher, Robert A.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Lancaster Investment Partners, L.P., 1150 First Avenue, Suite 600, King of Prussia, PA 19406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Blake, James E.

Business or Residence Address (Number and Street, City, State, Zip Code)

65 Baynard Park Road, Hilton Head Island, SC 29928

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Operating Company

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Harris, Donald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Russell, Dean E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Volk, James J.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knese, Patricia E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

VIA Holding

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Harris, Donald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Russell, Dean E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Volk, James J.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knese, Patricia E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

VIA Wireless

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Harris, Donald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Russell, Dean E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Volk, James J.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knese, Patricia E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

VIA Building

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Harris, Donald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Russell, Dean E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Volk, James J.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knese, Patricia E.

Business or Residence Address (Number and Street, City, State, Zip Code)

One West Elm Street, Suite 400, Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Operating Company and the Guarantors

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$1,329	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Operating Company and the Guarantors

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

4. Enter the aggregate offering price of securities included in this offering and the total number already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	*Amount Already Sold
Debt (Notes and Guarantees)	$1,274,000 (1)	$792,974 (1)
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (Warrants)	$1,274,000 (1)	$792,974 (1)
Partnership Interests	$ -0-	$ -0-
Other (Specify ____________)	$ -0-	$ -0-
Total	$1,274,000 (1)	$792,974 (1)

***Indicates amounts sold beginning on April 8, 2003 through and including April 17, 2003.**

(1) For the Units consisting of the Notes, Guarantees and Warrants as described in the Preamble to this Joint Form D.

Answer also in Appendix, Column 3, if filing under ULOE.

5. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	12	$792,974
Non-accredited Investors	-0-	-0-
Total (for filings under Rule 504 only)	N/A	N/A

Answer also in Appendix, Column 4, if filing under ULOE.

6. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$

Rule 504	____________	$__________
Total	____________	$__________

7. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ -0-
Printing and Engraving Costs	☐	$ -0-
Legal Fees	☒	$3,500
Accounting Fees	☐	$ -0-
Engineering Fees	☐	$ -0-
Sales Commissions (specify finders' fees separately)	☐	$ -0-
Other Expenses (identify) "Blue Sky" filing fees and registration expenses to be incurred in connection with registering for resale the shares of common stock underlying the warrants.	☒	$2,500
Total	☒	$6,000

Operating Company and the Guarantors

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $786,974

8. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	☐ $ -0-	☐ $ -0-
Purchase of real estate	☐ $ -0-	☐ $ -0-
Purchase, rental or leasing and installation of machinery and equipment	☐ $ -0-	☐ $ -0-
Construction or leasing of plant buildings and facilities	☐ $ -0-	☐ $ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ -0-	☐ $ -0-
Repayment of indebtedness*	☐ $ -0-	☒ $786,974
Working capital	☐ $ -0-	☐ $ -0-
Other(specify): ____	☐ $ -0-	☐ $ -0-
Column Totals	☐ $ -0-	☒ $786,974
Total Payments Listed (column totals added)	☒ $ 786,974	

***To repurchase subordinated discount notes as described in the Preamble to this Joint Form D.**

Operating Company and the Guarantors

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
UBIQUITEL INC.		April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
UBIQUITEL OPERATING COMPANY		April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA HOLDING INC.		April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA WIRELESS LLC		April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA BUILDING, LLC		April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Operating Company and the Guarantors

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? ..... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
UBIQUITEL INC.	[signature]	April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
UBIQUITEL OPERATING COMPANY	[signature]	April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA HOLDING INC.	[signature]	April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA WIRELESS LLC	[signature]	April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	
Issuer (Print or Type)	Signature	Date
VIA BUILDING, LLC	[signature]	April 22, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James J. Volk	Chief Financial Officer	

Operating Company and the Guarantors

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased n State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		X		-0-	$ -0-	-0-	$ -0-		X
AK		X		-0-	$ -0-	-0-	$ -0-		X
AZ		X		-0-	$ -0-	-0-	$ -0-		X
AR		X		-0-	$ -0-	-0-	$ -0-		X
CA		X	$125,574 of Units consisting of Notes, Guarantees and Warrants	2	$125,574	-0-	$ -0-		X
CO		X		-0-	$ -0-	-0-	$ -0-		X
CT		X		-0-	$ -0-	-0-	$ -0-		X
DE		X		-0-	$ -0-	-0-	$ -0-		X
DC		X		-0-	$ -0-	-0-	$ -0-		X
FL		X		-0-	$ -0-	-0-	$ -0-		X
GA		X	$35,160 of Units consisting of Notes, Guarantees and Warrants	1	$35,160	-0-	$ -0-		X
HI		X		-0-	$ -0-	-0-	$ -0-		X
ID		X		-0-	$ -0-	-0-	$ -0-		X
IL		X		-0-	$ -0-	-0-	$ -0-		X
IN		X		-0-	$ -0-	-0-	$ -0-		X
IA		X		-0-	$ -0-	-0-	$ -0-		X

Operating Company and the Guarantors
APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased n State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	Yes	No
KS		X		-0-	$ -0-	-0-	$ -0-		X
KY		X		-0-	$ -0-	-0-	$ -0-		X
LA		X		-0-	$ -0-	-0-	$ -0-		X
MA		X		-0-	$ -0-	-0-	$ -0-		X
MD		X		-0-	$ -0-	-0-	$ -0-		X
MI		X		-0-	$ -0-	-0-	$ -0-		X
MN		X		-0-	$ -0-	-0-	$ -0-		X
MS		X		-0-	$ -0-	-0-	$ -0-		X
MO		X		-0-	$ -0-	-0-	$ -0-		X
MT		X		-0-	$ -0-	-0-	$ -0-		X
NE		X		-0-	$ -0-	-0-	$ -0-		X
NV		X		-0-	$ -0-	-0-	$ -0-		X
NH		X		-0-	$ -0-	-0-	$ -0-		X
NJ		X		-0-	$ -0-	-0-	$ -0-		X
NM		X		-0-	$ -0-	-0-	$ -0-		X
NY		X	$125,573 of Units consisting of Notes, Guarantees and Warrants	1	$125,573	-0-	$ -0-		X
NC		X		-0-	$ -0-	-0-	$ -0-		X

Operating Company and the Guarantors

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased n State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
ND		X		-0-	$ -0-	-0-	$ -0-		X
OH		X		-0-	$ -0-	-0-	$ -0-		X
OK		X		-0-	$ -0-	-0-	$ -0-		X
OR		X		-0-	$ -0-	-0-	$ -0-		X
PA		X	$432,584 of Units consisting of Notes, Guarantees and Warrants	6	$432,584	-0-	$ -0-		X
RI		X		-0-	$ -0-	-0-	$ -0-		X
SC		X		-0-	$ -0-	-0-	$ -0-		X
SD		X		-0-	$ -0-	-0-	$ -0-		X
TN		X		-0-	$ -0-	-0-	$ -0-		X
TX		X		-0-	$ -0-	-0-	$ -0-		X
UT		X		-0-	$ -0-	-0-	$ -0-		X
VT		X		-0-	$ -0-	-0-	$ -0-		X
VA		X		-0-	$ -0-	-0-	$ -0-		X
WA		X	$74,083 of Units consisting of Notes, Guarantees and Warrants	2	$74,083	-0-	$ -0-		X
WV		X		-0-	$ -0-	-0-	$ -0-		X
WI		X		-0-	$ -0-	-0-	$ -0-		X

Operating Company and the Guarantors

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased n State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY		X		-0-	$ -0-	-0-	$ -0-		X
PR		X		-0-	$ -0-	-0-	$ -0-		X

\\MIA-SRV01\1460451v05

PREAMBLE TO JOINT FORM D OF UBIQUITEL INC., UBIQUITEL OPERATING COMPANY, VIA HOLDING INC., VIA WIRELESS LLC AND VIA BUILDING, LLC

This Preamble to the attached Joint Form D of UbiquiTel Inc., a Delaware corporation (the "Company"), the Company's wholly-owned subsidiary UbiquiTel Operating Company, a Delaware corporation ("Operating Company"), and Operating Company's wholly-owned subsidiaries VIA Holding Inc., a California corporation ("VIA Holding"), VIA Wireless LLC, a California limited liability company ("VIA Wireless"), and VIA Building, LLC, a Nevada limited liability company ("VIA Building" and together with the Company, VIA Holding and VIA Wireless, the "Guarantors"), is hereby made a part of such Joint Form D as if fully set forth therein. The Company, through its management agreement between Operating Company and Sprint PCS, is the exclusive provider of Sprint PCS digital wireless personal communications services to markets in the western and midwestern United States. The Company and Operating Company and the other Guarantors are filing this Joint Form D in connection with a private placement of Units consisting of up to approximately $1,670,363 aggregate principal amount of Operating Company's Series B Senior Discount Notes due 2008 (the "Notes") and the Guarantors' guarantees thereof (the "Guarantees") and an aggregate of up to 1,274,000 detachable warrants of the Company (the "Warrants") to purchase up to 1,274,000 shares of the Company's common stock. The net proceeds from the private placement have been used by the Company to repurchase Operating Company's outstanding 14% Senior Subordinated Discount Notes due 2010 and the Guarantors' guarantees thereof.

The Company, Operating Company and the other Guarantors have completed the attached Joint Form D on a joint basis, except for Part A thereof which they have completed on an individual basis, as applicable.